Other Income and Expenses - Summary of Other Income and Expenses (Parenthetical) (Detail) - MXN ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets	[1]	$ 1,018	$ 432	$ 2,063
Venezuela [member]
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets		$ 948	$ 432	$ 2,053

[1]	Includes impairment loss related to Compañía Panameña de Bebibas, S.A.P.I. de C.V., for an amount of Ps. 948 and Ps. 432 million in 2019 and 2018, respectively (see Note 10), and impairment loss in Venezuela of Ps. 2,053 in 2017 (see Note 3.3).